Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Summary of long-term debt

	2019	2018
Canadian dollar denominated debt, unsecured
Bank credit facilities	$1,688	$831
Medium-term notes
3.05% debentures due June 19, 2019	—	500
2.60% debentures due December 3, 2019	—	500
2.05% debentures due June 1, 2020	900	900
2.89% debentures due August 14, 2020	1,000	1,000
3.31% debentures due February 11, 2022	1,000	1,000
3.55% debentures due June 3, 2024	500	500
3.42% debentures due December 1, 2026	600	600
4.85% debentures due May 30, 2047	300	300
	5,988	6,131
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2019 – US$3,745 million; December 31, 2018 – US$2,954 million)	4,855	4,031
Commercial paper (December 31, 2019 – US$254 million; December 31, 2018 – US$104 million)	329	141
US dollar debt securities
3.45% due November 15, 2021 (US$500 million)	648	682
2.95% due January 15, 2023 (US$1,000 million)	1,296	1,364
3.80% due April 15, 2024 (US$500 million)	648	682
3.90% due February 1, 2025 (US$600 million)	778	819
3.85% due June 1, 2027 (US$1,250 million)	1,621	1,706
7.20% due January 15, 2032 (US$400 million)	519	546
6.45% due June 30, 2033 (US$350 million)	454	478
5.85% due February 1, 2035 (US$350 million)	454	478
6.50% due February 15, 2037 (US$450 million)	583	614
6.25% due March 15, 2038 (US$1,100 million)	1,426	1,501
6.75% due February 1, 2039 (US$400 million)	519	546
4.95% due June 1, 2047 (US$750 million)	972	1,023
	15,102	14,611
Long-term debt before transaction costs and original issue discounts, net	21,090	20,742
Less: original issue discounts, net (1)	17	17
transaction costs (1) (2)	91	102
	20,982	20,623
Less: current portion of commercial paper	329	141
current portion of other long-term debt (1) (2)	2,062	1,000
	$18,591	$19,482

(1)	The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.

(2)	Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency and other professional fees.

Schedule of debt repayments
Scheduled debt repayments are as follows:

Year	Repayment
2020	$2,391
2021	$1,552
2022	$3,879
2023	$3,894
2024	$1,148
Thereafter	$8,226
The maturity dates of the Company’s financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$816	$—	$—	$—
Accrued liabilities	$2,611	$—	$—	$—
Long-term debt (1)	$2,391	$1,552	$8,921	$8,226
Other long-term liabilities (2)	$370	$196	$436	$1,014
Interest and other financing expense (3)	$881	$813	$1,771	$4,856

(1)	Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.

(2)
Lease payments included within other long-term liabilities reflect principal payments only and are as follows; less than one year, $233 million; one to less than two years, $171 million; two to less than five years, $391 million; and thereafter $1,014 million.

(3)	Includes interest and other financing expense on long-term debt and other long-term liabilities. Payments were estimated based upon applicable interest and foreign exchange rates at December 31, 2019.